TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reduced tax rate	15.00%
Reduced income tax due to tax rate reduction	$ 101,398	$ 105,864	$ 100,549
Net income per share basic and diluted	$ 0.02	$ 0.02	$ 0.02